18A. INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income tax expense (benefit)
	December 31,
	2016	2015
Current income tax expense (benefit)
Federal	$-	$-
State	-	-
	$-	$-
Deferred income tax expense (benefit)
Federal	$(10,854,954)	$(1,354,370)
State	(817,631)	(202,112)
	$(11,259,911)	$(1,556,482)
Change in valuation allowance (benefit)
Federal	$10,854,954	$1,354,370
State	817,631	202,112
	11,259,911	1,556,482
Income tax expense	$-	$-

Total net deferred tax assets
	December 31,
	2016	2015

Deferred tax assets:
Long Term:
Accrued expenses	$177,447	$184,726
Interest expense	329,942	726,575
Deferred Rent	3,418	11,251
Accrued compensation	829,051	779,967
Other expenses	-	3,649

Capitalized costs	$795,318	$829,108
Capitalized production costs	1,019,784	219,657
Charitable contributions	388,644	319,091
Net operating losses and credits	16,364,744	5,170,093
Valuation Allowance	(19,902,573)	(8,244,117)
Total deferred tax assets	$5,775	$14,130
Deferred tax liability:
Long term:
Prepaid expenses	-	(3,784)
Fixed assets	(5,775)	(10,346)
Total net deferred tax assets	$-	$-

Effective tax rate
	2016	2015
Federal statutory tax rate	(34.0)%	(34.0)%
Permanent items affecting tax rate	4.9%	0.8%
State income taxes, net of federal income tax benefit	(2.2)%	(3.3)%
Change in Deferred Rate	0.2%	(1.2)%
Return to Provision Adjustment	(0.1)%	0.2%
Miscellaneous items	(0.2)%	(1.0)%
Change in valuation allowance	31.4%	38.5%
Effective tax rate	0.00%	0.00%